Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Schedule of Goodwill
Balance at January 1, 2013	$1,579

Balance at December 31, 2013	$1,579

Balance at December 31, 2014	$1,579